Other Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Other Accrued Liabilities
Other Accrued Liabilities

Note 5. Other Accrued Liabilities

Included in other accrued liabilities was $0.4 million at both June 30, 2011 and December 31, 2010 related to credits for Serono and $0.3 million at June 30, 2011 related to customer deposits for Merial.

6.	OTHER ACCRUED LIABILITIES:
Included in other accrued liabilities was $0.4 million and $0.6 million at December 31, 2010 and 2009, respectively, related to prepaid inventory and credits for Serono.